Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
ShorttermBankDepositsLineItems [Line Items]
Cash and cash equivalents	$ 11,633	$ 9,436	$ 22,319	$ 29,347
Short-term bank deposits	25,169	27,100
Restricted bank deposits	$ 358	$ 506
Bank deposits terms	6 months
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Short term bank deposits annual interest rates	0.69%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Short term bank deposits annual interest rates	1.00%